Equity Method Investments - Summary Financial Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Net earnings (loss)	$ 894	$ (115)	$ 1,650	$ 892
Total comprehensive income (loss)	988	(470)	1,813	549
YPL [Member]
Statement [Line Items]
Mark-to-market of LSEG shares	955	(2,064)	2,496	(199)
Revenue from dividends	112	144	112	144
Loss from forward contract	0	0	(179)	0
Net earnings (loss)	1,067	(1,920)	2,429	(55)
Total comprehensive income (loss)	$ 1,067	$ (1,920)	$ 2,429	$ (55)